MINERAL PROPERTIES (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2013 D Y
Mineral Properties 1	30
Mineral Properties 2	$ 30,000
Mineral Properties 3	167
Mineral Properties 4	180
Mineral Properties 5	55.00%
Mineral Properties 6	55.00%
Mineral Properties 7	55.00%
Mineral Properties 8	425,000
Mineral Properties 9	100,000
Mineral Properties 10	325,000
Mineral Properties 11	90
Mineral Properties 12	1,000,000
Mineral Properties 13	4,425,000
Mineral Properties 14	500,000
Mineral Properties 15	1,000,000
Mineral Properties 16	925,000
Mineral Properties 17	300,000
Mineral Properties 18	500,000
Mineral Properties 19	55.00%
Mineral Properties 20	55.00%
Mineral Properties 21	1,000,000
Mineral Properties 22	411,440
Mineral Properties 23	100.00%
Mineral Properties 24	15,000
Mineral Properties 25	5,000
Mineral Properties 26	125,000
Mineral Properties 27	1,000,000
Mineral Properties 28	260,000
Mineral Properties 29	135,000
Mineral Properties 30	20,000
Mineral Properties 31	25,000
Mineral Properties 32	135,000
Mineral Properties 33	15,000
Mineral Properties 34	100,000
Mineral Properties 35	100,000
Mineral Properties 36	20,000
Mineral Properties 37	$ 500